Revenue and expenses (Schedule of depreciation and amortization expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue And Expenses [Line Items]
Depreciation and amortization	$ 339,063	$ 359,767
Cost of sales [Member]
Revenue And Expenses [Line Items]
Depreciation and amortization	337,615	357,924
Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Depreciation and amortization	$ 1,448	$ 1,843